Note Payable (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Note Payable
14.	Notes Payable

Senior Secured Loan

In April 2018, fuboTV pre-Merger entered into a senior secured term loan with AMC Networks Ventures, LLC (the “Term Loan”) with a principal amount of $25.0 million, bearing interest equal to LIBOR (London Interbank Offered Rate) plus 5.25% per annum and with scheduled principal payments beginning in 2020. The Company recorded this loan at its fair value of $23.8 million in connection with its acquisition of fuboTV Pre-Merger on April 1, 2020. The Company has made principal repayments of $1.3 million during the three months ended June 30, 2020. The outstanding balance of the Term Loan is $22.5 million as of June 30, 2020.

The Term Loan matures on April 6, 2023, has certain financial covenants and requires the Company to maintain a certain minimum subscriber level. The Company was in compliance with all covenants at June 30, 2020.

Evolution AI Corporation

The Company has recognized, through the accounting consolidation of EAI, a $2.7 million note payable bearing interest at the rate of 10% per annum that was due on October 1, 2018 (“EAI Note”). The cumulative accrued interest on the EAI Note amounts to $1.6 million. The EAI Note is currently in a default condition due to non-payment of principal and interest. The EAI Note relates to the acquisition of technology from parties who, as a result of the acquisition of EAI, own 15,000,000 shares of the Company’s common stock (after the conversion of 1,000,0000 shares of Series X Convertible Preferred Stock during the year ended December 31, 2019). The holders of the EAI Note have agreed not to declare the EAI Note in default and to forbear from exercising remedies which would otherwise be available in the event of a default, while the EAI Note continues to accrue interest. The Company is currently in negotiation with such holders to resolve the matter and the outstanding balance as of June 30, 2020, including interest and penalties, is $4.3 million.

FBNK Finance SarL

On February 17, 2020, FBNK Finance issued EUR 50.0 million of bonds (or $56.1 million as of June 30, 2020). There were 5,000 notes with a nominal value EUR 10,000 per note. The bonds were issued at par with 100% redemption price. The maturity date of the bonds is February 15, 2023 and the bonds have a 4.5% annual fixed rate of interest. Interest is payable semi-annually on August 15 and February 15. The majority of the proceeds was used for the redemption of the bonds issued by SAH, HFC and Nexway SAS. The bonds are unconditional and unsubordinated obligations of the FBNK Finance. As part of this transaction, the Company recorded a $11.1 million loss on extinguishment during the three months ended March 31, 2020 as component of other income/(expense) in loss on issuances of notes, bonds and warrants. During the three months ended June 30, 2020, the Company recorded a $1.0 foreign exchange loss upon remeasurement to USD.

Credit and Security Agreement

As described in Note 1, on March 11, 2020, the Company and HLEEF entered into the Credit Facility with HLEEF. The Credit Facility is secured by substantially all the assets of the Company. As of June 30, 2020, there were no amounts outstanding under the Credit Facility.

The Credit Facility contains customary affirmative and negative covenants, including restrictions on the ability of the Company to incur indebtedness in excess of $50.0 million, subject to certain exceptions, to make loans in excess of $250,000 to directors or officers of the Company or to any subsidiary other than fuboTV Sub, and to declare and pay any distributions, subject to certain exceptions. The Credit Facility also contains customary events of default that include, among other things, certain payment defaults, cross defaults to other material indebtedness, covenant defaults, change of control defaults, judgment defaults, and bankruptcy and insolvency defaults. If an event of default exists, the lenders may require the immediate payment of all obligations under the Credit Facility, and may exercise certain other rights and remedies provided for under the Credit Facility, the HLEEF Security Agreement, the other loan documents and applicable law.

On July 8, 2020, this Credit Agreement was terminated. Refer to Subsequent Events footnote for details surrounding this Termination and Release Agreement.

Note Purchase Agreement

As described in Note 1, on March 19, 2020, the Company and the other parties thereto entered into the Note Purchase Agreement, pursuant to which the Company sold to FB Loan the Senior Notes. On April 2, 2020, fuboTV and Sports Rights Management, LLC, a Delaware limited liability company (“SRM”), also joined the Note Purchase Agreement as borrowers (fuboTV Sub, SRM and the Initial Borrower, collectively, the “Borrower”). In connection with the Company’s acquisition of fuboTV Pre-Merger, the proceeds of $7.4 million, net of an original issue discount of $2.7 million, were received directly by fuboTV Pre-Merger.

Each Borrower’s obligations under the Senior Notes are secured by substantially all of the assets of each such Borrower pursuant to a Security Agreement, dated as of March 19, 2020, by and among Borrower and FB Loan (the “Security Agreement”).

The Note Purchase Agreement contains customary affirmative and negative covenants, including covenants limiting the ability of the Borrower and its subsidiaries to, among other things, incur debt, grant liens, make certain restricted payments, make certain loans and other investments, undertake certain fundamental changes, enter into restrictive agreements, dispose of assets, and enter into transactions with affiliates, in each case, subject to limitations and exceptions set forth in the Note Purchase Agreement. The Note Purchase Agreement also contains customary events of default that include, among other things, certain payment defaults, cross defaults to other material obligations, covenant defaults, change of control defaults, judgment defaults, and bankruptcy and insolvency defaults. If an event of default exists, the lenders may require the immediate payment of all obligations under the Note Purchase Agreement, and may exercise certain other rights and remedies provided for under the Note Purchase Agreement, the Security Agreement, the other loan documents and applicable law. The Company was in compliance with all covenants at June 30, 2020.

Interest on the Senior Notes shall accrue until full and final repayment of the principal amount of the Senior Note at a rate of 17.39% per annum. On the first business day of each calendar month in which the Senior Note is outstanding, beginning on April 1, 2020, Borrower shall pay in arrears in cash to FB Loan accrued interest on the outstanding principal amount of the Senior Note. The maturity date of the Senior Notes is the earlier to occur of (i) July 8, 2020 and (ii) the date the Borrower receives the proceeds of any financing. The Borrower may prepay or redeem the Senior Note in whole or in part without penalty or premium.

In connection with the Note Purchase Agreement, the Company issued FB Loan a warrant to purchase 3,269,231 shares of its common stock at an exercise price of $5.00 per share (the “FB Loan Warrant”) and 900,000 shares of its common stock. The fair value of the warrant on the Senior Notes issuance date was approximately $15.6 million and is recorded as a warrant liability in the accompanying condensed consolidated balance sheet with subsequent changes in fair value recognized in earnings each reporting period (see Note 15). The fair value of the 900,000 common stock issued was based upon the closing price of the Company’s common stock as of March 19, 2020 (or $8.15 per share or $7.3 million). Since the fair value of the warrants and common stock exceeded the principal balance of the Senior Notes, the Company recorded a loss on issuance of the Senior Notes totaling $12.9 million and is reflected in the accompanying condensed consolidated statement of operations.

The 900,000 shares were valued at $8.15 per share at March 19, 2020 and $7.5 million set forth on the balance sheet for shares settled payable for note payable reflects the fair value of 900,000 shares to be issued at $8.35 per share as of March 31, 2020. On April 28, 2020, these shares were issued at $10.00 per share. The Company recorded change in fair value of shares settled payable of $1.5 million and $1.7 million during the three and six months ended June 30, 2020, respectively.

The carrying value of the Senior Notes as of June 30, 2020 is comprised of the following (in thousands):

June 30, 2020
Principal value of Senior Note	$10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	9,183
Principal repayment	(7,500)
Net carrying value of Senior Note	$1,683

Pursuant to the Note Purchase Agreement, the Borrower agreed, among other things that (i) the Company shall file a registration statement with the Commission regarding the purchase and sale of 900,000 shares of the Company’s common stock issued to FB Loan in connection with the Note Purchase Agreement (the “Shares”) and any shares of capital stock issuable upon exercise of the FB Loan Warrant (the “Warrant Shares)”); and (ii) the Company shall have filed an application to list the Company’s Common Stock for trading on the NASDAQ exchange, on or before the date that is thirty (30) days following the closing date of the Note Purchase Agreement. Refer to the Amendments to the Note Purchase Agreements section below for further details.

Amendments to the Note Purchase Agreement

On April 21, 2020, the Company and the other parties to the Note Purchase Agreement entered into an Amendment to the Note Purchase Agreement to (i) extend the deadline for registration of the resale of the Shares and the Warrant Shares to May 25, 2020 and (ii) provide that in lieu of the obligation under the Note Purchase Agreement to apply to list on NASDAQ within thirty (30) days of March 19, 2020, the Company shall have initiated the process to list its capital stock on a national exchange on or before the date that is thirty (30) days following March 19, 2020. The Company has initiated this process.

Subsequently, on May 28, 2020, the Company and the other parties to the Note Purchase Agreement entered into a Consent and Second Amendment to the Note Purchase Agreement (the “Second Amendment”), pursuant to which, among other things, FB Loan agreed to extend the deadline for registration for of the Shares and the Warrant Shares for resale to July 1, 2020. In addition:

(i)	FB Loan consented to the May 11, 2020 sale by the Company of capital stock for aggregate consideration in the amount of $7.5 million; and
(ii)	the provision requiring that following receipt by any loan party or any subsidiary of proceeds of any financing, the Borrower must prepay the Senior Note in an amount equal to 100% of the cash proceeds of such financing, was removed.

Further, on July 1, 2020, the Company and the other parties to the Note Purchase Agreement entered into a Third Amendment to Note Purchase Agreement (the “Third Amendment”), pursuant to which (i) the deadline for registration of the Shares and the Warrant Shares for resale was extended to July 8, 2020 and (ii) the deadline for the redemption of the Senior Notes by the Borrower was amended to be the earlier to occur of (y) July 8, 2020 and (z) the date the Borrower receives the proceeds of any financing.

Finally, on August 3, 2020, pursuant to the Fourth Amendment to the Note Purchase Agreement (the “Fourth Amendment”), the Company agreed (i) to file a registration statement on Form S-1 (the “Registration Statement”) prior to August 7, 2020 that shall include the Shares, (ii) that within 91 days after the effective date of the Registration Statement, the Company shall file a registration statement with the Commission registering the Shares and the Warrant Shares, and (iii) that the Company shall have been approved to list its capital stock on a national exchange prior to the effective date of the Registration Statement.

The Company made a $7.5 million payment on the Note Purchase Agreement on May 28, 2020 and paid the remaining balance of $2.6 million and all accrued interest on July 3, 2020.

Joinder Agreement and Guaranty Agreement

On April 30, 2020, fuboTV Sub and SRM entered into a joinder agreement (the “Joinder Agreement”) in favor of FB Loan in connection with the Note Purchase Agreement. The Joinder Agreement is effective as of April 2, 2020.

Pursuant to the Joinder Agreement, (a) fuboTV Sub joined the Note Purchase Agreement, became an issuer of notes and a borrower thereunder, assumed all obligations of the Borrower in connection therewith, and granted a lien on substantially all of its assets to secure its obligations under the Note Purchase Agreement and any notes issued pursuant thereto and (b) SRM guaranteed the obligations of the Borrower and fuboTV Sub under the Note Purchase Agreement and any notes issued pursuant thereto and granted a security interest in substantially all of its assets to secure its guaranty obligations.

On April 30, 2020, in connection with the Joinder Agreement, SRM entered into a guaranty agreement (the “Guaranty Agreement”) in favor of FB Loan, pursuant to which SRM guaranteed the obligations of Borrower under fuboTV Sub under the Note Purchase Agreement. The Guaranty Agreement is effective as of April 2, 2020.

Paycheck Protection Program Loan

On April 21, 2020, the Company received a loan in the amount of $4.7 million from JPMorgan Chase Bank, N.A. (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) administered by the United States Small Business Administration (the “SBA”). The PPP is part of the Coronavirus Aid, Relief, and Economic Security Act (the “Cares Act”), which provides for forgiveness of up to the full principal amount and accrued interest of qualifying loans guaranteed under the PPP.

The Loan was granted under a note payable (the “Note”) dated April 21, 2020 issued by the Company. The Note matures on April 21, 2022 and bears interest at a rate of 0.98% per annum. Principal and accrued interest are payable monthly in equal installments through the maturity date, commencing on November 21, 2020, unless forgiven as described below. The Note may be prepaid at any time prior to maturity with no prepayment penalties. Loan proceeds may be used only to retain workers and maintain payroll or make mortgage payments, lease payments, and utility payments.

Forgiveness of the Loan is only available for principal that is used for the limited purposes that qualify for forgiveness under SBA requirements. To obtain forgiveness, the Company must request it, provide documentation in accordance with the SBA requirements, and certify that the amounts requested to be forgiven qualify under those requirements. There is no guarantee that the Loan will be forgiven by the SBA and therefore the Company has recorded the $4.7 million as a loan on the June 30, 2020 condensed consolidated balance sheet. Of this amount, $1.9 million has been recorded as a current liability to reflect the amount due within twelve months from the balance sheet.

Revenue Participation Agreement

On May 15, 2020, the Company entered into a revenue participation agreement with Fundigo, LLC for $10.0 million (the “Purchase Price”). The Company received net proceeds of $9.5 million, net of an original issue discount of $0.5 million, in exchange for participation in all of the Company’s future accounts, contract rights, and other obligations arising from or relating to the payment of monies from the Company’s customers and/or third party payors (the “Revenues”), until an amount equal to 145% of the Purchase Price, or $14.5 million (the “Revenue Purchased Amount”). The repayment amount is reduced under the following circumstances.

(i) If the Company pays $12.0 million of the Revenue Purchased Amount to Fundigo LLC before June 15, 2020, such payments shall constitute payment in full of the Revenue Purchased Amounts and no additional debits will be made.

(ii) If the Company pays $13.0 million of the Revenue Purchased Amount to Fundigo LLC before July 4, 2020, such payments shall constitute payment in full of the Revenue Purchased Amounts and no additional debits will be made.

This Agreement shall continue until Fundigo, LLC receives the full Revenue Purchased Amount, or earlier if terminated pursuant to any provision of the agreement. The Company accounted for this agreement as a loan and had an outstanding principal balance of $9.1 million as of June 30, 2020. Interest expense incurred on the loan was $2.7 million for the three months ending June 30, 2020. All outstanding amounts were repaid on July 6, 2020.

Century Venture

On May 15, 2020, the Company entered into a loan agreement (the “Loan”) with Century Venture, SA, receiving proceeds of $1.6 million to use for working capital and general corporate purposes. The Loan will bear interest at a rate of 8% per annum, payable in arrears on the 15th day of each month. In the event the Company fails to make a payment within ten (10) days after the due date, the Company shall pay interest on any overdue payment at the highest rate allowed by applicable law.

All remaining unpaid principal together with interest accrued and unpaid shall be due and payable upon the earlier of (a) completion of any debt or equity financing of the Company, which results in proceeds of at least $50 million, or (b) May 14, 2021. The entire $1.6 million remained outstanding as of June 30, 2020 and interest expense incurred on the loan for the three months ended June 30, 2020 was immaterial.

FaceBank Group, Inc Pre-Merger [Member]
Note Payable

Note 9 - Notes Payable

Evolution AI Corporation

The Company has recorded, through the accounting consolidation of EAI, a $2.7 million note payable bearing interest at the rate of 10% per annum that was due on October 1, 2018. The cumulative accrued interest on the note amounts to $1.5 million. The note is currently in a default condition due to non-payment of principal and interest. The note relates to the acquisition of technology from parties who, as a result of the acquisition of EAI, own 15,000,000 shares of the Company’s common stock (after the conversion of 1,000,0000 shares of Series X Convertible Preferred Stock during the year ended December 31, 2019). Such holders have agreed not to declare the note in default and to forbear from exercising remedies which would otherwise be available in the event of a default, while the note continues to accrue interest. The Company is currently in negotiation with such holders to resolve the matter.

FBNK Finance SarL

On February 17, 2020, FBNK Finance issued EUR 50,000,000 of bonds (or $55.1 million as of March 31, 2020). There were 5,000 notes with a nominal value EUR 10,000 per note. The bonds were issued at par with 100% redemption price. The maturity date of the bonds is February 15, 2023 and the bonds have a 4.5% annual fixed rate of interest. Interest is payable semi-annually on August 15 and February 15th. The majority of the proceeds was used for the redemption of the bonds issued by SAH, HFC and Nexway SAS. The bonds are unconditional and unsubordinated obligations of the FBNK Finance. As part of this transaction, the Company recorded a $11.1 million loss on extinguishment during the three months ended March 31, 2020.

Credit and Security Agreement

As described in Note 1, on March 11, 2020, the Company and HLEEF entered into the Credit Agreement, pursuant to which HLEEF extended the Credit Facility to FaceBank. The Credit Facility is secured by substantially all the assets of FaceBank. As of August 10, 2020, there are no amounts outstanding under the Credit Facility, and the Company does not intend to draw down on this Credit Facility.

As described in Note 1, in connection with the Credit Agreement, FaceBank and HLEEF entered into the HLEEF Security Agreement, pursuant to which FaceBank granted to HLEEF a security interest in all substantially all assets of FaceBank as security for the prompt and complete payment and performance of all of the obligations under the Credit Agreement and the related promissory note.

The Credit Facility contains customary affirmative and negative covenants, including restrictions on the ability of FaceBank to incur indebtedness in excess of $50,000,000, subject to certain exceptions, to make loans in excess of $250,000 to directors or officers of FaceBank or to any subsidiary other than fuboTV, and to declare and pay any distributions, subject to certain exceptions. The Credit Facility also contains customary events of default that include, among other things, certain payment defaults, cross defaults to other material indebtedness, covenant defaults, change of control defaults, judgment defaults, and bankruptcy and insolvency defaults. If an event of default exists, the lenders may require the immediate payment of all obligations under the Credit Facility, and may exercise certain other rights and remedies provided for under the Credit Facility, the HLEEF Security Agreement, the other loan documents and applicable law.

Note Purchase Agreement

On March 19, 2020, the Initial Borrower and FB Loan entered into the Note Purchase Agreement, pursuant to which the Initial Borrower sold to FB Loan the Senior Notes. On April 2, 2020, fuboTV and Sports Rights Management, LLC, a Delaware limited liability company (“SRM”), also joined the Note Purchase Agreement as borrowers (fuboTV, SRM and the Initial Borrower, collectively, the “Borrower”). In connection with the Company’s acquisition of fuboTV, the proceeds of $7.4 million, net of an original issue discount of $2.65 million, were sent directly to fuboTV (see Note 16).

Each Borrower’s obligations under the Senior Notes are secured by substantially all of the assets of each such Borrower pursuant to a Security Agreement, dated as of March 19, 2020, by and among Borrower and FB Loan (the “Security Agreement”).

The Note Purchase Agreement contains customary affirmative and negative covenants, including covenants limiting the ability of the Borrower and its subsidiaries to, among other things, incur debt, grant liens, make certain restricted payments, make certain loans and other investments, undertake certain fundamental changes, enter into restrictive agreements, dispose of assets, and enter into transactions with affiliates, in each case, subject to limitations and exceptions set forth in the Note Purchase Agreement. The Note Purchase Agreement also contains customary events of default that include, among other things, certain payment defaults, cross defaults to other material obligations, covenant defaults, change of control defaults, judgment defaults, and bankruptcy and insolvency defaults. If an event of default exists, the lenders may require the immediate payment of all obligations under the Note Purchase Agreement, and may exercise certain other rights and remedies provided for under the Note Purchase Agreement, the Security Agreement, the other loan documents and applicable law.

Interest on the Senior Notes shall accrue until full and final repayment of the principal amount of the Senior Note at a rate of 17.39% per annum. On the first business day of each calendar month in which the Senior Note is outstanding, beginning on April 1, 2020, Borrower shall pay in arrears in cash to FB Loan accrued interest on the outstanding principal amount of the Senior Note. The maturity date of the Senior Notes is the earlier to occur of (i) July 8, 2020 and (ii) the date the Borrower receives the proceeds of any financing. The Borrower may prepay or redeem the Senior Note in whole or in part without penalty or premium.

In connection with the Note Purchase Agreement, the Company issued FB Loan a warrant to purchase 3,269,231 shares of its common stock at an exercise price of $5.00 per share (the “FB Loan Warrant”) and 900,000 shares of its common stock. The fair value of the warrant on the Senior Notes issuance date was approximately $15.6 million and is recorded as a warrant liability in the accompanying condensed consolidated balance sheet with subsequent changes in fair value recognized in earnings each reporting period (see Note 10). The fair value of the 900,000 common stock issued was based upon the closing price of the Company’s common stock as of March 19, 2020 (or $8.15 per share or $7.3 million). Since the fair value of the warrants and common stock exceeded the principal balance of the Senior Notes, the Company recorded a loss on issuance of the Senior Notes totaling $12.9 million and is reflected in the accompanying condensed consolidated statement of operations.

The 900,000 shares were valued at $8.15 per share at March 19, 2020 and $7.5 million set forth on the balance sheet for shares settled payable for note payable reflects the fair value of 900,000 shares to be issued at $8.35 per share as of March 31, 2020. The Company recorded change in fair value of shares settled payable of $0.2 million during the three months ended March 31, 2020.

The carrying value of the Senior Notes as of March 31, 2020 is comprised of the following:

March 31, 2020
Principal value of Senior Note	$10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	1,005
Net carrying value of Senior Note	$1,005

Pursuant to the Note Purchase Agreement, the Borrower agreed, among other things that (i) FaceBank shall file a registration statement with the Commission regarding the purchase and sale of 900,000 shares of FaceBank’s common stock issued to FB Loan in connection with the Note Purchase Agreement (the “Shares”) and any shares of capital stock issuable upon exercise of the FB Loan Warrant (the “Warrant Shares)”); and (ii) FaceBank shall have filed an application to list FaceBank’s Common Stock for trading on the NASDAQ exchange, on or before the date that is thirty (30) days following the closing date of the Note Purchase Agreement.

As of July 3, 2020, the Company had repaid the Senior Notes in full ($10.05 million) plus accrued interest.

Amendments to the Note Purchase Agreement

On April 21, 2020, the Company entered into an Amendment to the Note Purchase Agreement to (i) extend the deadline for registration of the resale of the Shares and the Warrant Shares to May 25, 2020 and (ii) provide that in lieu of the obligation under the Note Purchase Agreement to apply to list on NASDAQ within thirty (30) days of March 19, 2020, FaceBank shall have initiated the process to list its capital stock on a national exchange on or before the date that is thirty (30) days following March 19, 2020.

Subsequently, on May 28, 2020, the Company and FB Loan entered into a Consent and Second Amendment to the Note Purchase Agreement (the “Second Amendment”), pursuant to which, among other things, FB Loan agreed to extend the deadline for registration for of the Shares and the Warrant Shares for resale to July 1, 2020. In addition:

(i)	FB Loan consented to the May 11, 2020 sale by the Company of capital stock for aggregate consideration in the amount of $7,409,045; and
(ii)	the provision requiring that following receipt by any loan party or any subsidiary of proceeds of any financing, the Borrower must prepay the Senior Note in an amount equal to 100% of the cash proceeds of such financing, was removed.

Finally, on July 1, 2020, the Company and FB Loan entered into a Third Amendment to Note Purchase Agreement (the “Third Amendment”), pursuant to which (i) the deadline for registration of the Shares and the Warrant Shares for resale was extended to July 8, 2020 and (ii) the deadline for the redemption of the Senior Notes by the Borrower was amended to be the earlier to occur of (y) July 8, 2020 and (z) the date the Borrower receives the proceeds of any financing.

Joinder Agreement and Guaranty Agreement

On April 30, 2020, fuboTV and SRM entered into a joinder agreement (the “Joinder Agreement”) in favor of FB Loan in connection with the Note Purchase Agreement. The Joinder Agreement is effective as of April 2, 2020.

Pursuant to the Joinder Agreement, (a) fuboTV joined the Note Purchase Agreement, became an issuer of notes and a borrower thereunder, assumed all obligations of the Borrower in connection therewith, and granted a lien on substantially all of its assets to secure its obligations under the Note Purchase Agreement and any notes issued pursuant thereto and (b) SRM guaranteed the obligations of the Borrower and fuboTV under the Note Purchase Agreement and any notes issued pursuant thereto and granted a security interest in substantially all of its assets to secure its guaranty obligations.

On April 30, 2020, in connection with the Joinder Agreement, SRM entered into a guaranty agreement (the “Guaranty Agreement”) in favor of FB Loan, pursuant to which SRM guaranteed the obligations of Borrower under fuboTV under the Note Purchase Agreement. The Guaranty Agreement is effective as of April 2, 2020.

Note 10 - Note Payable

The Company has recorded, through the accounting consolidation of EAI, a $2.7 million note payable bearing interest at the rate of 10% per annum that was due on October 1, 2018. The cumulative accrued interest on the note amounts to $1.3 million. The note is currently in a default condition due to non-payment of principal and interest. The note relates to the acquisition of technology from parties who, as a result of the acquisition of EAI, own 15,000,000 shares of the Company’s common stock (after the conversion of 1,000,0000 of Series X Convertible Preferred Stock during the year ended December 31, 2019). Such holders have agreed not to declare the note in default, and to forbear from exercising remedies which would otherwise be available in the event of a default, while the note continues to accrue interest. The Company is currently in negotiation with such holders to resolve the matter.

As part of the acquisitions in 2019 of Facebank AG and Nexway AG, the Company assumed the following notes payable:

In March 2019, Stock Access Holdings SAS (“SAH”), issued EUR 20 million in bonds with an interest rate of 7% per annum and a maturity date of March 31, 2024. Interest on the notes is payable semiannually on September 30 and March 31. The bonds are secured by 100% of issued and outstanding share of SAH and issued pari passu with all other existing convertible obligations of the issuer. The holders of the bonds, as a class, may restrict the ability of the issuer to enter into additional note or bond obligations. In addition, the holders have the right to put EUR 2 million back to the Company on March 1, 2020 and further EUR 3 million on March 2021. Upon a change of control, as defined in the bond agreements, EUR 5 million is able to be put back to the Company within 90 days of the change of control. As of December 31, 2019, the outstanding balance of these bonds was $18.76 million.

In April 2019, Highlight Finance Corp. (“HFC”) issued EUR 15 million in bonds with an interest rate of 4% per annum and a maturity date of April 2024. Interest on the notes is payable semiannually on April 30 and October 31. The bonds are unsecured and are issued pari passu with all other existing unsecured obligations of the issuer. In the event of the change of control of the issuer, as defined in the agreement, the holders of the bonds may put back to HFC for full repayment within 5 business days of the change of control. As of December 31, 2019, the outstanding balance of these bonds was $14.53 million.

In September 2018, Nexway SAS issued EUR 7.5 million in bonds with an interest rate of 6.5% per annum and a maturity date of September 2023. Interest is payable semiannually on March 10 and September 10. The bonds are secured by 100% of the issued and outstanding shares of Nexway SAS and are guaranteed by Nexway AG. The holders of the bonds, as a class, may restrict the ability of the issuer to enter into additional note or bond obligations. The holders of the bonds may present the bonds for early repayment beginning in July 2021 at a 97% redemption rate. Nexway SAS may repay the bonds at any time at par given 90 days’ notice to the bond holders. As of December 31, 2019, the outstanding balance of these bonds was $8.61 million.

In February 2020, the Company refinanced the bonds noted above from its subsidiaries in Facebank AG and Nexway AG – see Footnote 19.

In 2015, Nexway SAS entered into a note for EUR 1.2 million, with an interest rate of 1.9% per annum and 30 fixed quarterly principal of EUR 42,857 and interest payments. As of December 31, 2019, the balance on the note was EUR 300,000.